Legal Proceedings and Related Matters	12 Months Ended
Dec. 31, 2011
Legal Matters and Contingencies [Text Block]

Note 12

Legal Proceedings and Related Matters

The term the “Apple REIT Companies” means the Company, Apple REIT Six, Inc., Apple REIT Seven, Inc., Apple REIT Eight, Inc. and Apple REIT Nine, Inc.

On December 13, 2011, the United States District Court for the Eastern District of New York ordered that three putative class actions, Kronberg, et al. v. David Lerner Associates, Inc., et al., Kowalski v. Apple REIT Ten, Inc., et al., and Leff v. Apple REIT Ten, Inc., et al., be consolidated and amended the caption of the consolidated matter to be In re Apple REITs Litigation. The District Court also appointed lead plaintiffs and lead counsel for the consolidated action and ordered lead plaintiffs to file and serve a consolidated complaint by February 17, 2012. The parties agreed to a schedule for answering or otherwise responding to the complaint and that briefing on any motion to dismiss the complaint will be concluded by June 18, 2012. The Company was previously named as a party in all three of the abovementioned class action lawsuits.

On February 17, 2012, lead plaintiffs and lead counsel in the In re Apple REITs Litigation, Civil Action No. 1:11-cv-02919-KAM-JO, filed an amended consolidated complaint in the United States District Court for the Eastern District of New York against the Company, Apple Suites Realty Group, Inc., Apple Eight Advisors, Inc., Apple Nine Advisors, Inc., Apple Ten Advisors, Inc., Apple Fund Management, LLC, Apple REIT Six, Inc., Apple REIT Seven, Inc., Apple REIT Eight, Inc. and Apple REIT Nine, Inc., their directors and certain officers, and David Lerner Associates, Inc. and David Lerner. The consolidated complaint, purportedly brought on behalf of all purchasers of Units in the Company and the other Apple REIT Companies, or those who otherwise acquired these Units that were offered and sold to them by David Lerner Associates, Inc., or its affiliates and on behalf of subclasses of shareholders in New Jersey, New York, Connecticut and Florida, asserts claims under Sections 11, 12 and 15 of the Securities Act of 1933. The consolidated complaint also asserts claims for breach of fiduciary duty, aiding and abetting breach of fiduciary duty, negligence, and unjust enrichment, and claims for violation of the securities laws of Connecticut and Florida. The complaint seeks, among other things, certification of a putative nationwide class and the state subclasses, damages, rescission of share purchases and other costs and expenses.

The Company believes that any claims against it, its officers and directors and other Apple entities are without merit, and intends to defend against them vigorously. At this time, the Company cannot reasonably predict the outcome of these proceedings or provide a reasonable estimate of the possible loss or range of loss due to these proceedings, if any.

Broker Dealer

On December 13, 2011, the Financial Industry Regulatory Authority (“FINRA”) amended its original complaint, filed on May 27, 2011, against David Lerner Associates, Inc., to include David Lerner, individually, as a party to this matter, as well as add additional claims related to the overall sales practices of both David Lerner Associates, Inc. and David Lerner relative to the Company’s Units. As discussed in its prospectus, dated January 19, 2011, the Company is offering its Units for sale through David Lerner Associates, Inc. as the managing dealer for its best efforts offering. A copy of FINRA’s original complaint can be found at: http://www.finra.org/Newsroom/NewsReleases/2011/P123738; and FINRA’s amended complaint can be found at: http://disciplinaryactions.finra.org/viewdocument.aspx?DocNB=29068. David Lerner Associates, Inc. was also the sole distributor (managing dealer) of Apple REIT Six, Inc., Apple REIT Seven, Inc., Apple REIT Eight, Inc., and Apple REIT Nine, Inc. The Company is unaffiliated with David Lerner Associates, Inc. or David Lerner; however, it does rely upon David Lerner Associates, Inc. for the offer and sale and administration of the Company’s Units. The Apple REIT Companies take these allegations against David Lerner Associates, Inc. and David Lerner very seriously, and the Apple REIT Companies intend to cooperate with any and all regulatory or governmental inquiries.